Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Jun. 24, 2025	Apr. 01, 2025	Feb. 27, 2025	Jan. 30, 2025	Dec. 30, 2024	Aug. 31, 2024	Jul. 30, 2024	Jul. 23, 2024	Nov. 28, 2023	Oct. 03, 2023	Aug. 31, 2023	Mar. 07, 2023	Aug. 31, 2022	Mar. 15, 2022	Feb. 15, 2022	Nov. 09, 2021	Sep. 14, 2021	Aug. 31, 2021	Nov. 06, 2020	Sep. 08, 2020	Aug. 31, 2020	Jul. 07, 2020	May 12, 2020	Aug. 31, 2019	Apr. 15, 2019	Oct. 02, 2018	Aug. 31, 2018	Jun. 07, 2018	Sep. 12, 2017	Sep. 05, 2017	Aug. 31, 2017	Jun. 28, 2017	Jun. 06, 2017	Nov. 01, 2016	Sep. 06, 2016	Aug. 31, 2016	Mar. 02, 2016	Nov. 06, 2015	Sep. 25, 2015	Sep. 17, 2015
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,519						$ 10,164					$ 9,457		$ 9,405		$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,192						10,851					10,113		10,234					$ 11,567			$ 11,576			$ 10,873			$ 9,869			$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,411						11,064					10,311		10,435					11,794			11,803			11,086		$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,698						9,403					8,763		8,868					10,023			10,031	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,328						10,983					10,236		10,359					11,708			11,717			11,005			9,989				$ 10,095		$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,220						10,878					10,138	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,260						10,917					10,175		10,297					11,638			11,647			10,939			9,930				10,035				$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,659						9,365					8,728		8,833					9,983		$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,519						10,199	$ 10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 29,017						25,049					19,858		17,304					19,954			14,999			12,351			12,191				10,138	$ 10,000
MSCI® ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index
Account Value	$ 15,170						13,101					10,613		9,314	$ 10,000
MSCI® ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index
Account Value	$ 17,348						14,982					12,137		10,651					12,662	$ 10,000
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 15,596						13,463				$ 10,000
MSCI® ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index
Account Value	$ 13,385						11,559					9,364		8,218			$ 10,000
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value	$ 15,787						13,516					11,746		11,601					14,835			12,248		$ 10,000
MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 19,246						16,753					14,025		12,044					14,788			11,684		10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,536						12,505			$ 10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,536						12,505			10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 24,397						21,053					16,559		14,282					16,089			12,266		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,099						10,091		$ 10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,099						10,091		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,099						10,091		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,099						10,091		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,140	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,949						10,616					9,893		10,013					11,316			11,325			10,637	$ 10,000
FTSE Goldman Sachs Emerging Markets USD Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Goldman Sachs Emerging Markets USD Bond Index
Account Value	$ 10,284						9,693					8,631		8,294		10,000
Goldman Sachs Access Emerging Markets USD Bond ETF
Account Value [Line Items]
Account Value	$ 10,322						9,735					8,686		8,389		$ 10,000
FTSE Goldman Sachs High Yield Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Goldman Sachs High Yield Corporate Bond Index
Account Value	$ 14,589						13,464					11,992		11,159					12,427			11,583			11,064			10,298			10,000
Bloomberg High Yield Very Liquid Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Very Liquid Index (Total Return, USD, Unhedged)
Account Value	$ 14,394						13,330					11,845		11,050					12,455			11,451			10,997			10,260			10,000
Goldman Sachs Access High Yield Corporate Bond ETF
Account Value [Line Items]
Account Value	$ 14,278						13,165					11,762		10,979					12,346			11,533			10,988			10,250			$ 10,000
FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index
Account Value	$ 12,608						12,032					11,330		11,745					12,497			11,818			10,871		10,000
Goldman Sachs Access Inflation Protected USD Bond ETF
Account Value [Line Items]
Account Value	$ 12,523						11,962					11,274		11,699					12,457			11,794			10,861		$ 10,000
FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Goldman Sachs US Investment-Grade Corporate Bond 1-5 Years Index
Account Value	$ 11,196						10,587					9,805		9,584					10,212			10,077	10,000
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Account Value [Line Items]
Account Value	$ 11,076						10,486					9,741		9,539					10,181			10,070	$ 10,000
FTSE Goldman Sachs Investment Grade Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Goldman Sachs Investment Grade Corporate Bond Index
Account Value	$ 12,294						11,834					10,840		10,750					12,615			12,333			11,403			10,041				10,126		10,000
Bloomberg US Corporate Investment Grade Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Investment Grade Index
Account Value	$ 12,227						11,766					10,766		10,671					12,541			12,232			11,378			10,040				10,142		10,000
Goldman Sachs Access Investment Grade Corporate Bond ETF
Account Value [Line Items]
Account Value	$ 12,132						11,687					10,724		10,634					12,505			12,252			11,347			10,011				10,119		$ 10,000
Bloomberg Municipal 1-17 Year ex AMT Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-17 Year ex AMT Index
Account Value	$ 10,801						10,599					10,081	10,000
Bloomberg Goldman Sachs Community Municipal Index (Total Return, Unhedged, USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Goldman Sachs Community Municipal Index (Total Return, Unhedged, USD)
Account Value	$ 10,820						10,539					10,072	10,000
Goldman Sachs Access Municipal Bond ETF
Account Value [Line Items]
Account Value	$ 10,667						10,410					10,023	$ 10,000
FTSE US Treasury 0-1 Year Composite Select Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE US Treasury 0-1 Year Composite Select Index
Account Value	$ 12,274						11,730					11,104		10,653					10,634			10,623			10,467			10,212				10,064				10,000
Goldman Sachs Access Treasury 0-1 Year ETF
Account Value [Line Items]
Account Value	$ 12,117						11,603					11,004		10,581					10,580			10,583			10,434			10,190				10,053				$ 10,000
FTSE Goldman Sachs US Broad Bond Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Goldman Sachs US Broad Bond Market Index
Account Value	$ 9,584						9,295					8,664		8,775					9,979		10,000
Goldman Sachs Access U.S. Aggregate Bond ETF
Account Value [Line Items]
Account Value	$ 9,467						9,204					8,604		8,742					9,948		$ 10,000
FTSE Goldman Sachs U.S. Preferred Stock & Hybrid Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Goldman Sachs U.S. Preferred Stock & Hybrid Index (Total Return, USD, Unhedged)
Account Value	$ 10,790						10,217	10,000
Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF
Account Value [Line Items]
Account Value	$ 10,747						10,210	$ 10,000
Goldman Sachs ActiveBeta® Emerging Markets Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Equity Index
Account Value	$ 19,939						16,945					14,599		14,050					17,976			14,837			13,528			14,004				13,966					$ 11,377			$ 10,000
MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net, USD, Unhedged)
Account Value	$ 20,205						17,299					15,033		14,848					18,987			15,676			13,692			14,316				14,414					11,575			10,000
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Account Value [Line Items]
Account Value	$ 19,193						16,304					14,282		13,799					17,684			14,677			13,394			13,838				13,877					11,329			$ 10,000
Goldman Sachs ActiveBeta® Europe Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Europe Equity Index
Account Value	$ 22,776						19,773					16,710		13,522					17,937			13,706			12,838			13,268				12,710					10,618	$ 10,000
MSCI Europe Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Index
Account Value	$ 22,402						19,776					16,509		13,475					17,182			13,300			12,615			13,010				12,677					10,615	10,000
Goldman Sachs ActiveBeta® Europe Equity ETF
Account Value [Line Items]
Account Value	$ 22,716						19,753					16,707		13,430					17,862			13,692			12,831			13,249				12,690					10,623	10,000
Goldman Sachs ActiveBeta® International Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity Index
Account Value	$ 21,273						18,233					15,390		13,223					16,552			13,006			12,260			12,656				11,899					10,095		$ 10,000
MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 20,745						18,058					15,118		12,982					15,941			12,594			11,886			12,241				11,713					9,999		10,000
Goldman Sachs ActiveBeta® International Equity ETF
Account Value [Line Items]
Account Value	$ 21,141						18,129					15,307		13,150					16,475			12,960			12,230			12,620				11,872					10,090		$ 10,000
Goldman Sachs ActiveBeta® Japan Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Japan Equity Index
Account Value	$ 20,747						18,228					15,413		13,322					16,426			13,935			12,765			13,410				12,275					10,699	10,000
MSCI Japan Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Japan Index
Account Value	$ 21,404						18,952					15,834		13,733					16,946			14,126			12,823			13,586				12,458					10,958	10,000
Goldman Sachs ActiveBeta® Japan Equity ETF
Account Value [Line Items]
Account Value	$ 20,978						18,441					15,589		13,475					16,587			14,054			12,874			13,455				12,297					10,717	$ 10,000
Goldman Sachs ActiveBeta® U.S. Large Cap Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Large Cap Equity Index
Account Value	$ 36,529						31,589					24,854		21,623					24,752			18,992			15,564			15,183				12,467					10,907				$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,674						33,374					26,250		22,641					25,505			19,445			15,946			15,494				12,948					11,140				10,000
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Account Value [Line Items]
Account Value	$ 36,161						31,306					24,654		21,470					24,594			18,888			15,498			15,132				12,439					$ 10,897				$ 10,000
Goldman Sachs ActiveBeta® U.S. Small Cap Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Small Cap Equity Index
Account Value	$ 20,706						18,951					15,898		14,825					16,995			11,260			10,910			12,450				9,832	10,000
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,536						17,136					14,465		13,822					16,832			11,444			10,794			12,392				9,878	10,000
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Account Value [Line Items]
Account Value	$ 20,381						18,708					15,721		14,700					16,887			11,224			10,882			12,406				9,824	$ 10,000
Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs ActiveBeta<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> World Low Vol Plus Equity Index
Account Value	$ 14,749						12,954					10,450		9,421	10,000
Solactive GBS Developed Markets Large & Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Developed Markets Large & Mid Cap Index
Account Value	$ 15,437						13,317					10,697		9,246	10,000
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
Account Value [Line Items]
Account Value	$ 14,853						13,027					10,487		9,435	$ 10,000
Solactive US Large Cap Equal Weight Index (GTR)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive US Large Cap Equal Weight Index (GTR)
Account Value	$ 23,852						21,195					17,227		15,841					18,499			13,239			11,783			11,577		$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 29,559						25,509					20,063		17,305					19,494			14,862			12,188			11,842		10,000
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Account Value [Line Items]
Account Value	$ 23,607						20,981					17,067		15,718					18,380			13,170			11,747			11,560		$ 10,000
Goldman Sachs Hedge Fund VIP Index™ TR
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Hedge Fund VIP Index™ TR
Account Value	$ 38,358						30,869					23,425		19,781					26,961			20,639			14,597			14,725				12,714			$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,598						30,720					24,162		20,840					23,476			17,898			14,678			14,261				11,918			10,000
Goldman Sachs Hedge Industry VIP ETF
Account Value [Line Items]
Account Value	$ 37,008						29,893					22,682		19,239					26,336			20,259			14,450			14,594				$ 12,661			$ 10,000
MSCI India IMI (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India IMI (Net, USD, Unhedged)
Account Value	$ 10,291		$ 10,000
Goldman Sachs India Equity ETF
Account Value [Line Items]
Account Value	$ 10,289		$ 10,000
Solactive Innovative Global Equity Index (Net total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Innovative Global Equity Index (Net total Return, USD, Unhedged)
Account Value	$ 14,719						12,172					10,048		8,864					12,738	10,000
Goldman Sachs Innovate Equity ETF
Account Value [Line Items]
Account Value	$ 14,593						12,102					10,013		8,832					12,680	$ 10,000
JUST U.S. Large Cap Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JUST U.S. Large Cap Diversified Index
Account Value	$ 25,808						22,434					17,587		15,267					17,422			13,309			10,750			10,517	$ 10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,797						22,193					17,530		15,191					17,452			13,197			10,773			10,511	10,000
Goldman Sachs JUST U.S. Large Cap Equity ETF
Account Value [Line Items]
Account Value	$ 25,411						22,128					17,386		15,119					17,284			13,233			10,728			$ 10,511	$ 10,000
Russell 2000® Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Total Return, USD, Unhedged)
Account Value	$ 14,072						13,009				10,000
Goldman Sachs Small Cap Equity ETF
Account Value [Line Items]
Account Value	$ 13,743						13,405				$ 10,000
MSCI ACWI Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care Index
Account Value	$ 10,440						11,713					9,745		8,907			10,000
Goldman Sachs Future Health Care Equity ETF
Account Value [Line Items]
Account Value	$ 8,234						9,431					8,170		7,545			$ 10,000
MSCI® ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ACWI Index
Account Value	$ 13,803						11,921					9,657		8,475				$ 10,000
MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Select Information Technology + Communication Services (excluding >$100B Market Cap) Index
Account Value	$ 11,698						9,602					7,925		7,197				10,000
Goldman Sachs Future Tech Leaders Equity ETF
Account Value [Line Items]
Account Value	$ 9,181						7,453					6,240		5,997				$ 10,000
Solactive GBS Emerging Markets Large & Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Emerging Markets Large & Mid Cap Index
Account Value	$ 16,043						13,759					11,909		11,670					14,602			12,206		10,000
Goldman Sachs MarketBeta® Emerging Markets Equity ETF
Account Value [Line Items]
Account Value	$ 15,635						13,382					11,790		11,603					14,506			12,154		10,000
Solactive GBS Developed Markets ex North America Large & Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Developed Markets ex North America Large & Mid Cap Index
Account Value	$ 18,859						16,515					13,844		11,797					14,716			11,650		10,000
Goldman Sachs MarketBeta® International Equity ETF
Account Value [Line Items]
Account Value	$ 18,808						16,487					13,830		11,798					14,711			11,657		10,000
Russell 1000 Growth 40 Act Daily Capped Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth 40 Act Daily Capped Index (Total Return, USD, Unhedged)
Account Value	$ 15,209						12,540			10,000
Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF
Account Value [Line Items]
Account Value	$ 15,182						12,526			10,000
Russell 1000 Value 40 Act Daily Capped Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value 40 Act Daily Capped Index (Total Return, USD, Unhedged)
Account Value	$ 13,434						12,288			10,000
Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF
Account Value [Line Items]
Account Value	$ 13,392						12,267			$ 10,000
Solactive GBS United States Large & Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS United States Large & Mid Cap Index
Account Value	$ 24,475						20,960					16,449		14,157					16,345			12,410		10,000
Goldman Sachs MarketBeta® U.S. Equity ETF
Account Value [Line Items]
Account Value	$ 24,377						20,897					16,412		14,134					16,322			12,403		$ 10,000
Bloomberg Municipal Bond Quality Intermediate - California Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Quality Intermediate - California Index (Total Return, USD, Unhedged)
Account Value	$ 10,421						10,127		10,000
Goldman Sachs Dynamic California Municipal Income ETF
Account Value [Line Items]
Account Value	$ 10,266						10,130		10,000
Bloomberg Municipal Bond Quality Intermediate - New York Index (Total Return, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Quality Intermediate - New York Index (Total Return, USD, Unhedged)
Account Value	$ 10,367						10,119		10,000
Goldman Sachs Dynamic New York Municipal Income ETF
Account Value [Line Items]
Account Value	$ 10,112						10,104		10,000
Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index
Account Value	$ 10,297						10,101		10,000
Goldman Sachs Municipal Income ETF
Account Value [Line Items]
Account Value	$ 10,333						10,098		10,000
Bloomberg Municipal Short-term Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Short-term Index
Account Value	$ 10,362						10,044		10,000
Goldman Sachs Ultra Short Municipal Income ETF
Account Value [Line Items]
Account Value	$ 10,395						10,050		$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 11,032					$ 10,000
Goldman Sachs U.S. Large Cap Buffer 1 ETF
Account Value [Line Items]
Account Value	$ 10,460					$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 10,725				$ 10,000
Goldman Sachs U.S. Large Cap Buffer 2 ETF
Account Value [Line Items]
Account Value	$ 10,224				$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 11,096			$ 10,000
Goldman Sachs U.S. Large Cap Buffer 3 ETF
Account Value [Line Items]
Account Value	$ 10,396			$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,140	10,000
Goldman Sachs Core Bond ETF
Account Value [Line Items]
Account Value	$ 10,153	10,000
Bloomberg U.S. Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Bond Index
Account Value	$ 10,163	10,000
Goldman Sachs Corporate Bond ETF
Account Value [Line Items]
Account Value	$ 10,163	$ 10,000
FTSE Three-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Three-Month U.S. Treasury Bill Index
Account Value	$ 11,852						11,321					10,716		10,260					10,215			10,209			10,090	10,000
Goldman Sachs Ultra Short Bond ETF
Account Value [Line Items]
Account Value	$ 12,188						$ 11,579					$ 10,850		$ 10,408					$ 10,468			$ 10,407			$ 10,175	$ 10,000